UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22321
MAINSTAY FUNDS TRUST
(Exact name of registrant as specified in charter)

51 Madison Avenue New York, NY 10010
(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.
30 Hudson Street
Jersey City, New Jersey 07302
(Name and Address of Agent for Service)
Registrant's telephone number, including area code:
(212) 576-7000
Date of fiscal year end:
November 30
Date of reporting period:
May 31, 2024
Item 1. Report to Stockholders.
a.) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).
b.) A copy of the notice transmitted to shareholders in reliance on Rule 30e-3 under the 1940 Act that contains disclosures specified by paragraph (c)(3) of that rule is included in the Annual Report.  Not applicable.  Notices do not incorporate disclosures from the shareholder reports.

MainStay Cushing® MLP Premier Fund
(Class A/CSHAX)
SEMIANNUAL SHAREHOLDER REPORT | May 31, 2024
This semiannual shareholder report contains important information about MainStay Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MainStay Cushing® MLP Premier Fund (Class A/CSHAX)	$80	1.50%
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund. It assumes a $15,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The performance figures for Class A shares reflect the historical performance of the then-existing Class A shares of The Cushing® MLP Premier Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to July 11, 2014, restated to reflect current sales loads (if any).
Average Annual Total Returns for the Period-Ended May 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class A Shares - Including sales charges	10/20/2010	8.05%	29.51%	8.63%	0.97%
Class A Shares - Excluding sales charges		14.34%	37.04%	9.86%	1.55%
Russell 3000® Index[2]		15.99%	27.58%	15.00%	12.09%
Alerian Midstream Energy Select Index[3]		14.79%	35.06%	12.11%	4.89%
Cushing MLP Premier Tiered Index[4]		14.79%	35.06%	8.10%	0.47%
Alerian MLP Index[5]		10.24%	35.39%	11.78%	2.17%
Morningstar Energy Limited Partnership Category Average[6]		12.41%	32.86%	10.25%	1.99%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.	The Alerian MLP Index is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.
6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$868,938,193%
Total number of portfolio holdings	26%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.4%
Targa Resources Corp.	9.1%
Plains GP Holdings LP, Class A	7.0%
Cheniere Energy, Inc.	6.8%
ONEOK, Inc.	6.4%
Kinder Morgan, Inc.	5.0%
Equitrans Midstream Corp.	4.9%
Williams Cos., Inc. (The)	4.9%
Pembina Pipeline Corp.	4.8%
DT Midstream, Inc.	4.5%
* Excluding short-term investments
Portfolio Composition
Large Cap Diversified C Corps	39.3%
Natural Gas Gatherers & Processors	18.8%
Large Cap MLP	17.7%
Natural Gas Transportation & Storage	9.4%
Refiners	4.6%
General Partnerships	2.6%
YieldCo	2.0%
Canadian Midstream	1.8%
Crude Oil & Refined Products	1.2%
Short-Term Investment	2.7%
Other Assets, Less Liabilities	-0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
MainStay Cushing® MLP Premier Fund
(Class C/CSHCX)
SEMIANNUAL SHAREHOLDER REPORT | May 31, 2024
This semiannual shareholder report contains important information about MainStay Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MainStay Cushing® MLP Premier Fund (Class C/CSHCX)	$120	2.24%
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The performance figures for Class C shares reflect the historical performance of the then-existing Class C shares of The Cushing® MLP Premier Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to July 11, 2014, restated to reflect current sales loads (if any).
Average Annual Total Returns for the Period-Ended May 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class C Shares - Including sales charges	10/20/2010	12.94%	34.93%	9.01%	0.78%
Class C Shares - Excluding sales charges		13.94%	35.93%	9.01%	0.78%
Russell 3000® Index[2]		15.99%	27.58%	15.00%	12.09%
Alerian Midstream Energy Select Index[3]		14.79%	35.06%	12.11%	4.89%
Cushing MLP Premier Tiered Index[4]		14.79%	35.06%	8.10%	0.47%
Alerian MLP Index[5]		10.24%	35.39%	11.78%	2.17%
Morningstar Energy Limited Partnership Category Average[6]		12.41%	32.86%	10.25%	1.99%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.	The Alerian MLP Index is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.
6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$868,938,193%
Total number of portfolio holdings	26%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.4%
Targa Resources Corp.	9.1%
Plains GP Holdings LP, Class A	7.0%
Cheniere Energy, Inc.	6.8%
ONEOK, Inc.	6.4%
Kinder Morgan, Inc.	5.0%
Equitrans Midstream Corp.	4.9%
Williams Cos., Inc. (The)	4.9%
Pembina Pipeline Corp.	4.8%
DT Midstream, Inc.	4.5%
* Excluding short-term investments
Portfolio Composition
Large Cap Diversified C Corps	39.3%
Natural Gas Gatherers & Processors	18.8%
Large Cap MLP	17.7%
Natural Gas Transportation & Storage	9.4%
Refiners	4.6%
General Partnerships	2.6%
YieldCo	2.0%
Canadian Midstream	1.8%
Crude Oil & Refined Products	1.2%
Short-Term Investment	2.7%
Other Assets, Less Liabilities	-0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
MainStay Cushing® MLP Premier Fund
(Class I/CSHZX)
SEMIANNUAL SHAREHOLDER REPORT | May 31, 2024
This semiannual shareholder report contains important information about MainStay Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MainStay Cushing® MLP Premier Fund (Class I/CSHZX)	$67	1.25%
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund. It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period. The performance figures for Class I shares reflect the historical performance of the then-existing Class I shares of The Cushing® MLP Premier Fund (the predecessor to the Fund, which was subject to a different fee structure) for periods prior to July 11, 2014, restated to reflect current sales loads (if any).
Average Annual Total Returns for the Period-Ended May 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Ten Years
Class I Shares	10/20/2010	14.49%	37.23%	10.12%	1.80%
Russell 3000® Index[2]		15.99%	27.58%	15.00%	12.09%
Alerian Midstream Energy Select Index[3]		14.79%	35.06%	12.11%	4.89%
Cushing MLP Premier Tiered Index[4]		14.79%	35.06%	8.10%	0.47%
Alerian MLP Index[5]		10.24%	35.39%	11.78%	2.17%
Morningstar Energy Limited Partnership Category Average[6]		12.41%	32.86%	10.25%	1.99%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.	The Alerian MLP Index is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.
6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$868,938,193%
Total number of portfolio holdings	26%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.4%
Targa Resources Corp.	9.1%
Plains GP Holdings LP, Class A	7.0%
Cheniere Energy, Inc.	6.8%
ONEOK, Inc.	6.4%
Kinder Morgan, Inc.	5.0%
Equitrans Midstream Corp.	4.9%
Williams Cos., Inc. (The)	4.9%
Pembina Pipeline Corp.	4.8%
DT Midstream, Inc.	4.5%
* Excluding short-term investments
Portfolio Composition
Large Cap Diversified C Corps	39.3%
Natural Gas Gatherers & Processors	18.8%
Large Cap MLP	17.7%
Natural Gas Transportation & Storage	9.4%
Refiners	4.6%
General Partnerships	2.6%
YieldCo	2.0%
Canadian Midstream	1.8%
Crude Oil & Refined Products	1.2%
Short-Term Investment	2.7%
Other Assets, Less Liabilities	-0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.
MainStay Cushing® MLP Premier Fund
(Investor Class/CSHNX)
SEMIANNUAL SHAREHOLDER REPORT | May 31, 2024
This semiannual shareholder report contains important information about MainStay Cushing® MLP Premier Fund (the "Fund") for the period December 1, 2023 to May 31, 2024. You can find additional information about the Fund at dfinview.com/NYLIM. You can also request this information by contacting us at 800-624-6782.
What were the Fund costs for the last six-months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MainStay Cushing® MLP Premier Fund (Investor Class/CSHNX)	$80	1.49%
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 semiannual reporting periods of the Fund (or the life of the class, if shorter). It assumes a $10,000 initial investment at the beginning of the first fiscal period in an appropriate broad-based securities market index and other additional indexes, if applicable, for the same period.
Average Annual Total Returns for the Period-Ended May 31, 2024	Inception Date	Six Months[1]	One Year	Five Years	Since inception
Investor Class Shares - Including sales charges	7/11/2014	8.70%	30.23%	8.65%	0.56%
Investor Class Shares - Excluding sales charges		14.42%	37.08%	9.89%	1.14%
Russell 3000® Index[2]		15.99%	27.58%	15.00%	11.95%
Alerian Midstream Energy Select Index[3]		14.79%	35.06%	12.11%	4.36%
Cushing MLP Premier Tiered Index[4]		14.79%	35.06%	8.10%	0.05%
Alerian MLP Index[5]		10.24%	35.39%	11.78%	1.76%
Morningstar Energy Limited Partnership Category Average[6]		12.41%	32.86%	10.25%	1.17%
1.	Not annualized.
2.
In accordance with new regulatory requirements, the Fund has selected the Russell 3000® Index, which represents a broad measure of market performance, as a replacement for the Alerian Midstream Energy Select Index. The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

3.
The Alerian Midstream Energy Select Index is a broad-based composite of North American energy infrastructure companies. The Alerian Midstream Energy Select Index is a capped, float-adjusted, capitalization weighted index, whose constituents earn the majority of their cash flow from midstream activities involving energy commodities.

4.	The returns for the tiered benchmark represent the returns of the Alerian MLP Index prior to December 1, 2020 and the returns of the Alerian Midstream Energy Select Index thereafter.
5.	The Alerian MLP Index is an unmanaged, capped, float-adjusted, capitalization-weighted index and a leading gauge of energy MLPs.
6.
The Morningstar Energy Limited Partnership Category Average is representative of funds that invest primarily a significant amount of their fund in energy master limited partnerships. These include but are not limited to limited partnerships specializing in midstream operations in the energy industry. Results are based on average total returns of similar funds with all dividends and capital gain distributions reinvested.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares. Visit newyorklifeinvestments.com/funds for the most recent performance information.
Key Fund Statistics
Fund's net assets	$868,938,193%
Total number of portfolio holdings	26%
Portfolio turnover rate	8%
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund; percentages indicated are based on the Fund's net assets.
Top Ten Holdings and/or Issuers*
Energy Transfer LP	9.4%
Targa Resources Corp.	9.1%
Plains GP Holdings LP, Class A	7.0%
Cheniere Energy, Inc.	6.8%
ONEOK, Inc.	6.4%
Kinder Morgan, Inc.	5.0%
Equitrans Midstream Corp.	4.9%
Williams Cos., Inc. (The)	4.9%
Pembina Pipeline Corp.	4.8%
DT Midstream, Inc.	4.5%
* Excluding short-term investments
Portfolio Composition
Large Cap Diversified C Corps	39.3%
Natural Gas Gatherers & Processors	18.8%
Large Cap MLP	17.7%
Natural Gas Transportation & Storage	9.4%
Refiners	4.6%
General Partnerships	2.6%
YieldCo	2.0%
Canadian Midstream	1.8%
Crude Oil & Refined Products	1.2%
Short-Term Investment	2.7%
Other Assets, Less Liabilities	-0.1%
Availability of Additional Information
At dfinview.com/NYLIM, you can find additional information about the Fund, when available, including the Fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-624-6782.
Householding
Shareholders who have consented to receive a single annual or semiannual shareholder report at a shared address may revoke this consent by contacting their financial intermediary or calling us at 800-624-6782.

FORM N-CSR

The information presented in this Form N-CSR relates solely to MainStay Cushing MLP Premier Fund series of the Registrant.

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

See Item 7.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MainStay Cushing® MLP
Premier Fund

Semiannual Report - Financial Statements and Other Information
Unaudited  |  May 31, 2024

Portfolio of Investments May 31, 2024†^(Unaudited)
	Shares	Value
Common Stocks 67.6%
Canadian Midstream 1.8%
Canada 1.8%
Keyera Corp.	587,000	$ 15,541,337
General Partnerships 2.6%
United States 2.6%
EnLink Midstream LLC	1,760,000	22,334,400
Large Cap Diversified C Corps 32.3%
Canada 9.1%
Enbridge, Inc.	540,000	19,753,200
Pembina Pipeline Corp.	1,134,000	42,105,420
TC Energy Corp.	450,000	17,352,000
United States 23.2%
Cheniere Energy, Inc.	374,000	59,013,460
Kinder Morgan, Inc.	2,250,000	43,852,500
ONEOK, Inc.	690,000	55,890,000
Williams Cos., Inc. (The)	1,020,000	42,340,200
		280,306,780
Natural Gas Gatherers & Processors 14.9%
United States 14.9%
Antero Midstream Corp.	650,000	9,522,500
Hess Midstream LP, Class A	982,000	34,124,500
Kinetik Holdings, Inc.	173,000	7,091,270
Targa Resources Corp.	670,000	79,214,100
		129,952,370
Natural Gas Transportation & Storage 9.4%
United States 9.4%
DT Midstream, Inc.	580,000	38,906,400
Equitrans Midstream Corp.	3,000,000	42,840,000
		81,746,400
Refiners 4.6%
United States 4.6%
Marathon Petroleum Corp.	90,000	15,894,900
Phillips 66	170,000	24,158,700
		40,053,600
YieldCo 2.0%
United States 2.0%
Clearway Energy, Inc., Class C	370,000	10,360,000
NextEra Energy Partners LP	220,000	7,416,200
		17,776,200
Total Common Stocks (Cost $416,315,607)		587,711,087
	Shares	Value
MLP Investments and Related Companies 29.8%
Crude Oil & Refined Products 1.2%
United States 1.2%
Genesis Energy LP	860,000	$ 10,767,200
Large Cap Diversified C Corps 7.0%
United States 7.0%
Plains GP Holdings LP, Class A	3,380,000	60,873,800
Large Cap MLP 17.7%
United States 17.7%
Energy Transfer LP	5,230,000	81,954,100
Enterprise Products Partners LP	1,290,000	36,765,000
MPLX LP	860,000	34,984,800
		153,703,900
Natural Gas Gatherers & Processors 3.9%
United States 3.9%
Western Midstream Partners LP	900,000	33,588,000
Total MLP Investments and Related Companies (Cost $121,014,854)		258,932,900
Short-Term Investment 2.7%
Affiliated Investment Company 2.7%
United States 2.7%
MainStay U.S. Government Liquidity Fund 5.247%(a)	23,172,859	23,172,859
Total Short-Term Investment (Cost $23,172,859)		23,172,859
Total Investments (Cost $560,503,320)	100.1%	869,816,846
Other Assets, Less Liabilities	(0.1)	(878,653)
Net Assets	100.0%	$ 868,938,193

†	Percentages indicated are based on Fund net assets.
^	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Current yield as of May 31, 2024.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Portfolio of Investments May 31, 2024†^(Unaudited) (continued)
Investments in Affiliates (in 000's)
Investments in issuers considered to be affiliate(s) of the Fund during the six-month period ended May 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Investment Companies	Value, Beginning of Period	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales	Change in Unrealized Appreciation/ (Depreciation)	Value, End of Period	Dividend Income	Other Distributions	Shares End of Period
MainStay U.S. Government Liquidity Fund	$ 4,069	$ 72,454	$ (53,350)	$ —	$ —	$ 23,173	$ 127	$ —	23,173
Abbreviation(s):
MLP—Master limited partnership
The following is a summary of the fair valuations according to the inputs used as of May 31, 2024, for valuing the Fund’s assets:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Asset Valuation Inputs
Investments in Securities (a)
Common Stocks	$ 587,711,087	$ —	$ —	$ 587,711,087
MLP Investments and Related Companies	258,932,900	—	—	258,932,900
Short-Term Investment
Affiliated Investment Company	23,172,859	—	—	23,172,859
Total Investments in Securities	$ 869,816,846	$ —	$ —	$ 869,816,846

(a)	For a complete listing of investments and their industries, see the Portfolio of Investments.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
4	MainStay Cushing® MLP Premier Fund

Statement of Assets and Liabilities as of May 31, 2024 (Unaudited)
Assets
Investment in unaffiliated securities, at value (identified cost $537,330,461)	$846,643,987
Investment in affiliated investment companies, at value (identified cost $23,172,859)	23,172,859
Cash denominated in foreign currencies (identified cost $1,172,249)	1,164,746
Receivables:
Fund shares sold	1,298,048
Dividends	717,346
Other assets	120,017
Total assets	873,117,003
Liabilities
Payables:
Fund shares redeemed	2,802,032
Manager fees (See Note 3)	798,258
NYLIFE Distributors (See Note 3)	204,063
Transfer agent (See Note 3)	145,122
Professional fees	73,807
Shareholder communication	5,365
Trustees	5,050
Accrued expenses	4,313
Distributions payable	140,800
Total liabilities	4,178,810
Net assets	$868,938,193
Composition of Net Assets
Shares of beneficial interest outstanding (par value of $.001 per share) unlimited number of shares authorized	$91,343
Additional paid-in-capital	630,224,296
630,315,639
Total distributable earnings (loss)	238,622,554
Net assets	$868,938,193
Class A
Net assets applicable to outstanding shares	$327,736,833
Shares of beneficial interest outstanding	33,783,520
Net asset value per share outstanding	$9.70
Maximum sales charge (5.50% of offering price)	0.56
Maximum offering price per share outstanding	$10.26
Investor Class
Net assets applicable to outstanding shares	$2,815,946
Shares of beneficial interest outstanding	289,539
Net asset value per share outstanding	$9.73
Maximum sales charge (5.00% of offering price)	0.51
Maximum offering price per share outstanding	$10.24
Class C
Net assets applicable to outstanding shares	$160,560,654
Shares of beneficial interest outstanding	20,954,204
Net asset value and offering price per share outstanding	$7.66
Class I
Net assets applicable to outstanding shares	$377,824,760
Shares of beneficial interest outstanding	36,315,448
Net asset value and offering price per share outstanding	$10.40

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Statement of Operations for the six months ended May 31, 2024 (Unaudited)
Investment Income (Loss)
Income
Dividends and distributions (Net of return of capital of $9,600,497) (a)	$19,538,192
Dividends-affiliated	126,843
Total income	19,665,035
Expenses
Manager (See Note 3)	4,394,998
Distribution/Service—Class A (See Note 3)	378,412
Distribution/Service—Investor Class (See Note 3)	3,439
Distribution/Service—Class C (See Note 3)	755,705
Transfer agent (See Note 3)	330,842
Professional fees	90,572
Shareholder communication	58,808
Registration	44,309
Custodian	31,163
Trustees	9,051
Miscellaneous	17,052
Total expenses	6,114,351
Net investment income (loss)	13,550,684
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Unaffiliated investment transactions, before income taxes	28,651,930
Foreign currency transactions	2,411
Net realized gain (loss)	28,654,341
Net change in unrealized appreciation (depreciation) on:
Unaffiliated investments, before income taxes	66,661,048
Translation of other assets and liabilities in foreign currencies	(3,754)
Net change in unrealized appreciation (depreciation)	66,657,294
Net realized and unrealized gain (loss)	95,311,635
Net increase (decrease) in net assets resulting from operations	$108,862,319

(a)	Dividends recorded net of foreign withholding taxes in the amount of $442,688.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
6	MainStay Cushing® MLP Premier Fund

Statements of Changes in Net Assets
for the six months ended May 31, 2024 (Unaudited) and the year ended November 30, 2023
	Six months ended May 31, 2024	Year ended November 30, 2023
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$13,550,684	$7,164,875
Net realized gain (loss)	28,654,341	49,828,213
Net change in unrealized appreciation (depreciation)	66,657,294	5,524,572
Net increase (decrease) in net assets resulting from operations	108,862,319	62,517,660
Distributions to shareholders:
Class A	(4,645,805)	(3,945,475)
Investor Class	(41,549)	(41,794)
Class C	(2,902,475)	(2,591,427)
Class I	(4,919,080)	(4,221,269)
	(12,508,909)	(10,799,965)
Distributions to shareholders from return of capital:
Class A	(7,910,424)	(20,560,275)
Investor Class	(70,745)	(217,795)
Class C	(4,942,053)	(13,504,196)
Class I	(8,375,731)	(21,997,471)
	(21,298,953)	(56,279,737)
Total distributions to shareholders	(33,807,862)	(67,079,702)
Capital share transactions:
Net proceeds from sales of shares	82,322,874	98,984,060
Net asset value of shares issued to shareholders in reinvestment of distributions	32,978,145	65,510,460
Cost of shares redeemed	(91,173,253)	(164,478,309)
Increase (decrease) in net assets derived from capital share transactions	24,127,766	16,211
Net increase (decrease) in net assets	99,182,223	(4,545,831)
Net Assets
Beginning of period	769,755,970	774,301,801
End of period	$868,938,193	$769,755,970
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended May 31, 2024*	Year Ended November 30,
Class A		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.84	$8.87	$7.28	$5.93	$9.09	$10.64
Net investment income (loss) (a)	0.16	0.09	0.04	0.03	(0.01)	(0.09)
Net realized and unrealized gain (loss)	1.08	0.64	2.33	2.22	(2.25)	(0.52)
Total from investment operations	1.24	0.73	2.37	2.25	(2.26)	(0.61)
Less distributions:
From net investment income	(0.14)	(0.13)	(0.60)	(0.06)	—	—
Return of capital	(0.24)	(0.63)	(0.18)	(0.84)	(0.90)	(0.94)
Total distributions	(0.38)	(0.76)	(0.78)	(0.90)	(0.90)	(0.94)
Net asset value at end of period	$9.70	$8.84	$8.87	$7.28	$5.93	$9.09
Total investment return (b)	14.34%	9.11%	34.02%	39.57%	(24.48)%	(6.40)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	3.43%††	1.04%	0.45%	0.48%(c)	(0.13)%(c)	(0.92)%(c)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	3.43%††	1.02%	0.45%	0.50%(c)	(0.11)%(c)	(0.90)%(c)
Net expenses (including net deferred income tax benefit (expense)) (d)	1.50%††	1.49%(e)	1.45%(e)	1.61% (c)(e)	1.60% (c)(e)	1.54% (c)(e)
Portfolio turnover rate	8%	20%	32%	28%	33%	50%
Net assets at end of period (in 000’s)	$327,737	$288,606	$283,004	$209,634	$168,532	$249,399

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Ratios including/excluding tax benefit (expense) includes applicable franchise tax expense for the period.
For the year ended November 30, 2021, the Fund accrued $(94,246) in franchise tax expense, of which $(32,777) is attributable to Class A.
For the year ended November 30, 2020, the Fund accrued $(111,509) in franchise tax expense, of which $(30,329) is attributable to Class A.
For the year ended November 30, 2019, the Fund accrued $(209,064) in franchise tax expense, of which $(48,618) is attributable to Class A.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The ratio of expenses excluding tax expense to average net assets before waiver and recoupment was 1.51%, 1.45%, 1.59%, 1.59%, and 1.53% for the fiscal years ended November 30, 2023, 2022, 2021, 2020, and 2019, respectively. The ratio of expenses excluding tax expense to average net assets after waiver and recoupment was 1.51%, 1.45%, 1.59%, 1.59%, and 1.53% for the fiscal years ended November 30, 2023, 2022, 2021, 2020, and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
8	MainStay Cushing® MLP Premier Fund

Financial Highlights selected per share data and ratios
	Six months ended May 31, 2024*	Year Ended November 30,
Investor Class		2023	2022	2021	2020	2019
Net asset value at beginning of period	$8.86	$8.89	$7.29	$5.94	$9.10	$10.65
Net investment income (loss) (a)	0.16	0.09	0.03	0.03	(0.01)	(0.09)
Net realized and unrealized gain (loss)	1.09	0.64	2.35	2.22	(2.25)	(0.52)
Total from investment operations	1.25	0.73	2.38	2.25	(2.26)	(0.61)
Less distributions:
From net investment income	(0.14)	(0.13)	(0.60)	(0.07)	—	—
Return of capital	(0.24)	(0.63)	(0.18)	(0.83)	(0.90)	(0.94)
Total distributions	(0.38)	(0.76)	(0.78)	(0.90)	(0.90)	(0.94)
Net asset value at end of period	$9.73	$8.86	$8.89	$7.29	$5.94	$9.10
Total investment return (b)	14.42%	9.08%	34.12%	39.50%	(24.45)%	(6.04)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	3.42%††	1.03%	0.42%	0.40%(c)	(0.18)%(c)	(0.92)%(c)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	3.42%††	1.01%	0.42%	0.42%(c)	(0.17)%(c)	(0.91)%(c)
Net expenses (including net deferred income tax benefit (expense)) (d)	1.49%††	1.48%(e)	1.44%(e)	1.64% (c)(e)	1.64% (c)(e)	1.54% (c)(e)
Portfolio turnover rate	8%	20%	32%	28%	33%	50%
Net assets at end of period (in 000's)	$2,816	$2,896	$3,011	$2,105	$1,783	$2,446

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Ratios including/excluding tax benefit (expense) includes applicable franchise tax expense for the period.
For the year ended November 30, 2021, the Fund accrued $(94,246) in franchise tax expense, of which $(311) is attributable to Investor Class.
For the year ended November 30, 2020, The Fund accrued $(111,509) in franchise tax expense, of which $(313) is attributable to Investor Class.
For the year ended November 30, 2019, the Fund accrued $(209,064) in franchise tax expense, of which $(466) is attributable to Investor Class.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The ratio of expenses excluding tax expense to average net assets before waiver was 1.50%, 1.44%, 1.62%, 1.63%, and 1.53% for the fiscal years ended November 30, 2023, 2022, 2021, 2020, and 2019, respectively. The ratio of expenses excluding tax expense to average net assets after waiver was 1.50%, 1.44%, 1.62%, 1.63%, and 1.53% for the fiscal years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Financial Highlights selected per share data and ratios
	Six months ended May 31, 2024*	Year Ended November 30,
Class C		2023	2022	2021	2020	2019
Net asset value at beginning of period	$7.08	$7.31	$6.16	$5.17	$8.14	$9.69
Net investment income (loss) (a)	0.10	0.02	(0.02)	(0.03)	(0.05)	(0.15)
Net realized and unrealized gain (loss)	0.86	0.51	1.95	1.92	(2.02)	(0.46)
Total from investment operations	0.96	0.53	1.93	1.89	(2.07)	(0.61)
Less distributions:
From net investment income	(0.14)	(0.13)	(0.60)	(0.08)	—	—
Return of capital	(0.24)	(0.63)	(0.18)	(0.82)	(0.90)	(0.94)
Total distributions	(0.38)	(0.76)	(0.78)	(0.90)	(0.90)	(0.94)
Net asset value at end of period	$7.66	$7.08	$7.31	$6.16	$5.17	$8.14
Total investment return (b)	13.94%	8.27%	33.01%	38.36%	(25.03)%	(7.06)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	2.67%††	0.28%	(0.33)%	(0.41)%(c)	(0.87)%(c)	(1.65)%(c)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	2.67%††	0.26%	(0.33)%	(0.39)%(c)	(0.85)%(c)	(1.64)%(c)
Net expenses (including net deferred income tax benefit (expense)) (d)	2.24%††	2.23%(e)	2.19%(e)	2.39% (c)(e)	2.39% (c)(e)	2.29% (c)(e)
Portfolio turnover rate	8%	20%	32%	28%	33%	50%
Net assets at end of period (in 000’s)	$160,561	$149,821	$159,900	$140,379	$138,776	$272,423

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. For periods of less than one year, total return is not annualized.
(c)	Ratios including/excluding tax benefit (expense) includes applicable franchise tax expense for the period.
For the year ended November 30, 2021, the Fund accrued $(94,246) in franchise tax expense, of which $(22,323) is attributable to Class C.
For the year ended November 30, 2020, the Fund accrued $(111,509) in franchise tax expense, of which $(29,666) is attributable to Class C.
For the year ended November 30, 2019, the Fund accrued $(209,064) in franchise tax expense, of which $(60,864) is attributable to Class C.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The ratio of expenses excluding tax expense to average net assets before waiver and recoupment was 2.25%, 2.19%, 2.37%, 2.38%, and 2.28% for the fiscal years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively. The ratio of expenses excluding tax expense to average net assets after waiver and recoupment was 2.25%, 2.19%, 2.37%, 2.38%, and 2.28% for the fiscal years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.

The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.
10	MainStay Cushing® MLP Premier Fund

Financial Highlights selected per share data and ratios
	Six months ended May 31, 2024*	Year Ended November 30,
Class I		2023	2022	2021	2020	2019
Net asset value at beginning of period	$9.44	$9.40	$7.66	$6.19	$9.41	$10.95
Net investment income (loss) (a)	0.18	0.11	0.06	0.05	0.01	(0.07)
Net realized and unrealized gain (loss)	1.16	0.69	2.46	2.32	(2.33)	(0.53)
Total from investment operations	1.34	0.80	2.52	2.37	(2.32)	(0.60)
Less distributions:
From net investment income	(0.14)	(0.13)	(0.60)	(0.07)	—	—
Return of capital	(0.24)	(0.63)	(0.18)	(0.83)	(0.90)	(0.94)
Total distributions	(0.38)	(0.76)	(0.78)	(0.90)	(0.90)	(0.94)
Net asset value at end of period	$10.40	$9.44	$9.40	$7.66	$6.19	$9.41
Total investment return (b)	14.49%	9.34%	34.30%	39.87%	(24.27)%	(6.12)%
Ratios (to average net assets)/Supplemental Data:
Net investment income (loss) (including net deferred income tax benefit (expense))	3.68%††	1.28%	0.67%	0.72%(c)	0.19%(c)	(0.65)%(c)
Net investment income (loss) (excluding net deferred income tax benefit (expense))	3.68%††	1.26%	0.67%	0.74%(c)	0.21%(c)	(0.63)%(c)
Net expenses (including net deferred income tax benefit (expense)) (d)	1.25%††	1.24%(e)	1.20%(e)	1.36% (c)(e)	1.35% (c)(e)	1.29% (c)(e)
Portfolio turnover rate	8%	20%	32%	28%	33%	50%
Net assets at end of period (in 000’s)	$377,825	$328,433	$328,387	$263,978	$218,903	$461,177

*	Unaudited.
††	Annualized.
(a)	Per share data based on average shares outstanding during the period.
(b)	Total investment return is calculated exclusive of sales charges and assumes the reinvestment of dividends and distributions. Class I shares are not subject to sales charges. For periods of less than one year, total return is not annualized.
(c)	Ratios including/excluding tax benefit (expense) includes applicable franchise tax expense for the period.
For the year ended November 30, 2021, the Fund accrued $(94,246) in franchise tax expense, of which $(38,835) is attributable to Class I.
For the year ended November 30, 2020, the Fund accrued $(111,509) in franchise tax expense, of which $(51,201) is attributable to Class I.
For the year ended November 30, 2019, the Fund accrued $(209,064) in franchise tax expense, of which $(99,116) is attributable to Class I.
(d)	In addition to the fees and expenses which the Fund bears directly, it also indirectly bears a pro-rata share of the fees and expenses of the underlying funds in which it invests. Such indirect expenses are not included in the above expense ratios.
(e)	The ratio of expenses excluding tax expense to average net assets before waiver and recoupment was 1.26%, 1.20%, 1.34%, 1.34%, and 1.27% for the fiscal years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively. The ratio of expenses excluding tax expense to average net assets after waiver and recoupment was 1.26%, 1.20%, 1.34%, 1.34%, and 1.27% for the fiscal years ended November 30, 2023, 2022, 2021, 2020 and 2019, respectively.
The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

Notes to Financial Statements (Unaudited)
Note 1-Organization and Business
MainStay Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 28, 2009. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and is comprised of thirty-nine funds (collectively referred to as the “Funds”). These financial statements and notes relate to the MainStay Cushing® MLP Premier Fund (the "Fund"), a “non-diversified” fund, as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. The Fund is the successor to the Cushing® MLP Premier Fund (the “Predecessor Fund”), for which Cushing® Asset Management, LP, a Texas limited partnership and the Fund’s Subadvisor (as defined in Note 3(A)), served as investment adviser.
The following table lists the Fund's share classes that have been registered and commenced operations:
Class	Commenced Operations
Class A	October 20, 2010
Investor Class	July 11, 2014
Class C	October 20, 2010
Class I	October 20, 2010
Class A and Investor Class shares are offered at net asset value (“NAV”) per share plus an initial sales charge. No initial sales charge applies to investments of $1 million or more (and certain other qualified purchases) in Class A and Investor Class shares. However, a contingent deferred sales charge (“CDSC”) of 1.00% may be imposed on certain redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. Class C shares are offered at NAV without an initial sales charge, although a 1.00% CDSC may be imposed on certain redemptions of such shares made within one year of the date of purchase of Class C shares. Class I shares are offered at NAV without a sales charge. Investor Class shares may convert automatically to Class A shares. In addition, depending upon eligibility, Class C shares convert to either Class A or Investor Class shares at the end of the calendar quarter eight years after the date they were purchased. Under certain circumstances and as may be permitted by the Trust’s multiple class plan pursuant to Rule 18f-3 under the 1940 Act, specified share classes of the Fund may be converted to one or more other share classes of the Fund as disclosed in the capital share transactions within these Notes. The classes of shares have the same voting (except for issues that relate solely to one class), dividend, liquidation and other rights, and the same terms and conditions, except that under distribution plans pursuant to Rule 12b-1 under the 1940 Act, as described in Note 3(B) below.
The Fund's investment objective is to seek current income and capital appreciation. In seeking current income, the Fund intends to pay current cash distributions to shareholders, regardless of the character of such distributions for tax or accounting purposes.
Note 2–Significant Accounting Policies
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services—Investment Companies. The Fund prepares its financial statements in accordance with generally accepted accounting principles (“GAAP”) in the United States of America and follows the significant accounting policies described below.
(A) Securities Valuation.  Investments are usually valued as of the close of regular trading on the New York Stock Exchange (the "Exchange") (usually 4:00 p.m. Eastern time) on each day the Fund is open for business ("valuation date").
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the "Board") has designated New York Life Investment Management LLC (“New York Life Investments” or the "Manager") as its Valuation Designee (the "Valuation Designee"). The Valuation Designee is responsible for performing fair valuations relating to all investments in the Fund’s portfolio for which market quotations are not readily available; periodically assessing and managing material valuation risks; establishing and applying fair value methodologies; testing fair valuation methodologies; evaluating and overseeing pricing services; ensuring appropriate segregation of valuation and portfolio management functions; providing quarterly, annual and prompt reporting to the Board, as appropriate; identifying potential conflicts of interest; and maintaining appropriate records. The Valuation Designee has established a valuation committee ("Valuation Committee") to assist in carrying out the Valuation Designee’s responsibilities and establish prices of securities for which market quotations are not readily available. The Fund's and the Valuation Designee's policies and procedures ("Valuation Procedures") govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund investments. The Valuation Designee may value the Fund's portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services and other third-party sources. The Valuation Committee meets (in person, via electronic mail or via teleconference) on an ad-hoc basis to determine fair valuations and on a quarterly basis to review fair value events with respect to certain securities for which market quotations are not readily available, including valuation risks and back-testing results, and to preview reports to the Board.
The Valuation Committee establishes prices of securities for which market quotations are not readily available based on such methodologies and measurements on a regular basis after considering information that is reasonably available and deemed relevant by the Valuation Committee. The Board shall oversee the Valuation Designee and review fair valuation materials on a prompt, quarterly and annual basis and approve proposed revisions to the Valuation Procedures.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to the Valuation Procedures. A market quotation is readily available only when that

12	MainStay Cushing® MLP Premier Fund

quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. "Fair value" is defined as the price the Fund would reasonably expect to receive upon selling an asset or liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the asset or liability. Fair value measurements are determined within a framework that establishes a three-tier hierarchy that maximizes the use of observable market data and minimizes the use of unobservable inputs to establish a classification of fair value measurements for disclosure purposes. "Inputs" refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, such as the risk inherent in a particular valuation technique used to measure fair value using a pricing model and/or the risk inherent in the inputs for the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the information available. The inputs or methodology used for valuing assets or liabilities may not be an indication of the risks associated with investing in those assets or liabilities. The three-tier hierarchy of inputs is summarized below.
•	Level 1—quoted prices (unadjusted) in active markets for an identical asset or liability
•	Level 2—other significant observable inputs (including quoted prices for a similar asset or liability in active markets, interest rates and yield curves, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund's own assumptions about the assumptions that market participants would use in measuring fair value of an asset or liability)
The level of an asset or liability within the fair value hierarchy is based on the lowest level of an input, both individually and in the aggregate, that is significant to the fair value measurement. The aggregate value by input level of the Fund’s assets and liabilities as of May 31, 2024, is included at the end of the Portfolio of Investments.
The Fund may use third-party vendor evaluations, whose prices may be derived from one or more of the following standard inputs, among others:
• Benchmark yields	• Reported trades
• Broker/dealer quotes	• Issuer spreads
• Two-sided markets	• Benchmark securities
• Bids/offers	• Reference data (corporate actions or material event notices)
• Industry and economic events	• Comparable bonds
• Monthly payment information
An asset or liability for which a market quotation is not readily available is valued by methods deemed reasonable in good faith by the Valuation Committee, following the Valuation Procedures to represent fair value.
Under these procedures, the Valuation Designee generally uses a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information. The Valuation Designee may also use an income-based valuation approach in which the anticipated future cash flows of the asset or liability are discounted to calculate fair value. Discounts may also be applied due to the nature and/or duration of any restrictions on the disposition of the asset or liability. Fair value represents a good faith approximation of the value of a security. Fair value determinations involve the consideration of a number of subjective factors, an analysis of applicable facts and circumstances and the exercise of judgment. As a result, it is possible that the fair value for a security determined in good faith in accordance with the Valuation Procedures may differ from valuations for the same security determined for other funds using their own valuation procedures. Although the Valuation Procedures are designed to value a security at the price the Fund may reasonably expect to receive upon the security's sale in an orderly transaction, there can be no assurance that any fair value determination thereunder would, in fact, approximate the amount that the Fund would actually realize upon the sale of the security or the price at which the security would trade if a reliable market price were readily available. During the six-month period ended May 31, 2024, there were no material changes to the fair value methodologies.
Securities which may be valued in this manner include, but are not limited to: (i) a security for which trading has been halted or suspended or otherwise does not have a readily available market quotation on a given day; (ii) a debt security that has recently gone into default and for which there is not a current market quotation; (iii) a security of an issuer that has entered into a restructuring; (iv) a security that has been delisted from a national exchange; (v) a security subject to trading collars for which no or limited trading takes place; and (vi) a security whose principal market has been temporarily closed at a time when, under normal conditions, it would be open. Securities valued in this manner are generally categorized as Level 2 or 3 in the hierarchy.
Certain securities held by the Fund may principally trade in foreign markets. Events may occur between the time the foreign markets close and the time at which the Fund's NAVs are calculated. These events may include, but are not limited to, situations relating to a single issuer in a market sector, significant fluctuations in U.S. or foreign markets, natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Should the Valuation Designee conclude that such events may have affected the accuracy of the last price of such securities reported on the local foreign market, the Valuation Designee may, pursuant to the Valuation Procedures, adjust the value of the local price to reflect the estimated impact on the price of such securities as a result of such events. In this instance, securities are generally categorized as Level 3 in the hierarchy. Additionally, certain foreign equity securities are also fair valued whenever the movement of a particular index exceeds certain thresholds. In such cases, the securities are fair valued by applying factors provided by a third-party vendor in

Notes to Financial Statements (Unaudited) (continued)
accordance with the Valuation Procedures and are generally categorized as Level 2 in the hierarchy.
Equity securities, rights and warrants, if applicable, are valued at the last quoted sales prices as of the close of regular trading on the relevant exchange on each valuation date. Securities that are not traded on the valuation date are valued at the mean of the last quoted bid and ask prices. Prices are normally taken from the principal market in which each security trades. These securities are generally categorized as Level 1 in the hierarchy.
Investments in mutual funds, including money market funds, are valued at their respective NAVs at the close of business each day on the valuation date. These securities are generally categorized as Level 1 in the hierarchy.
Temporary cash investments acquired in excess of 60 days to maturity at the time of purchase are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities and ratings), both as furnished by independent pricing services. Temporary cash investments that mature in 60 days or less at the time of purchase ("Short-Term Investments") are valued using the amortized cost method of valuation, unless the use of such method would be inappropriate. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between such cost and the value on maturity date. Amortized cost approximates the current fair value of a security. Securities valued using the amortized cost method are not valued using quoted prices in an active market and are generally categorized as Level 2 in the hierarchy.
The information above is not intended to reflect an exhaustive list of the methodologies that may be used to value portfolio investments. The Valuation Procedures permit the use of a variety of valuation methodologies in connection with valuing portfolio investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. The methodologies summarized above may not represent the specific means by which portfolio investments are valued on any particular business day.
(B) Income Taxes.  The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), applicable to regulated investment companies and to distribute all of its taxable income to the shareholders of the Fund within the allowable time limits.
The Manager evaluates the Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is permitted only to the extent the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Manager analyzed the Fund's tax positions taken on federal, state and local income tax returns for all open tax years (for up to three tax years) and has concluded that no provisions for federal, state and local income tax are required in the Fund's financial statements. The Fund's federal, state and local income tax and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.
(C) Foreign Taxes. The Fund may be subject to foreign taxes on income and other transaction-based taxes imposed by certain countries in which it invests. A portion of the taxes on gains on investments or currency purchases/repatriation may be reclaimable. The Fund will accrue such taxes and reclaims as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
The Fund may be subject to taxation on realized capital gains, repatriation proceeds and other transaction-based taxes imposed by certain countries in which it invests. The Fund will accrue such taxes as applicable based upon its current interpretation of tax rules and regulations that exist in the market in which it invests. Capital gains taxes relating to positions still held are reflected as a liability in the Statement of Assets and Liabilities, as well as an adjustment to the Fund's net unrealized appreciation (depreciation). Taxes related to capital gains realized, if any, are reflected as part of net realized gain (loss) in the Statement of Operations. Changes in tax liabilities related to capital gains taxes on unrealized investment gains, if any, are reflected as part of the change in net unrealized appreciation (depreciation) on investments in the Statement of Operations. Transaction-based charges are generally assessed as a percentage of the transaction amount.
(D) Dividends and Distributions to Shareholders. Dividends and distributions are recorded on the ex-dividend date. The Fund intends to declare and pay dividends from net investment income, if any, at least monthly and distributions from net realized capital and currency gains, if any, at least annually. Unless a shareholder elects otherwise, all dividends and distributions are reinvested at NAV in the same class of shares of the Fund. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations and may differ from determinations using GAAP.
The actual tax characterization of the distributions made during the current year will not be determined until after the end of the fiscal year when the Fund can determine its earnings and profits and, therefore, may differ from the preliminary estimates.
(E) Security Transactions and Investment Income. The Fund records security transactions on the trade date. Realized gains and losses on security transactions are determined using the identified cost method. Dividend income is recognized on the ex-dividend date, net of any foreign tax withheld at the source, and interest income is accrued as earned using the effective interest rate method. Distributions from MLPs are generally recorded based on the characterization reported on the Fund’s IRS Form 1065, Schedule K-1, received from each MLP. The Fund records its pro rata share of the income and deductions, and capital gains

14	MainStay Cushing® MLP Premier Fund

and losses allocated from each MLP, as well as adjusting the cost basis of each MLP accordingly.
Distributions received from the Fund’s investments in energy related U.S. royalty trusts and Canadian royalty trusts and exploration and production companies (collectively, “Energy Trusts”) and MLPs generally are comprised of ordinary income, capital gains and return of capital from the Energy Trusts and MLPs. The Fund records investment income on the ex-date of the distributions. For financial statement purposes, the Fund uses return of capital and income estimates to allocate the dividend income received. The Fund estimates approximately 100% of the distributions received from Energy Trusts and MLPs to be from return of capital. Such estimates are based on historical information available from each Energy Trust, MLP and other industry sources. These estimates may subsequently be revised based on information received from Energy Trusts or MLPs after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the Fund’s fiscal year end.
The Fund estimates the allocation of investment income and return of capital for the distributions received from Energy Trusts and MLPs within the Statements of Operations. Investment income and realized and unrealized gains and losses on investments of the Fund are allocated pro rata to the separate classes of shares based upon their relative net assets on the date the income is earned or realized and unrealized gains and losses are incurred.
(F) Expenses.  Expenses of the Trust are allocated to the individual Funds in proportion to the net assets of the respective Funds when the expenses are incurred, except where direct allocations of expenses can be made. Expenses (other than transfer agent expenses and fees incurred under the shareholder services plans and/or the distribution plans further discussed in Note 3(B)) are allocated to separate classes of shares pro rata based upon their relative net assets on the date the expenses are incurred. The expenses borne by the Fund, including those of related parties to the Fund, are shown in the Statement of Operations.
Additionally, the Fund may invest in mutual funds, which are subject to management fees and other fees that may cause the costs of investing in mutual funds to be greater than the costs of owning the underlying securities directly. These indirect expenses of mutual funds are not included in the amounts shown as expenses in the Statement of Operations or in the expense ratios included in the Financial Highlights.
(G) Use of Estimates.  In preparing financial statements in conformity with GAAP, the Manager makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and assumptions.
(H) Concentration of Risk. Under normal market conditions, the Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of MLPs and MLP-related investments. Therefore the Fund may be subject to more risks than if it was more broadly diversified over numerous industries and sectors of the economy. General changes in market sentiment towards companies in the sectors in which it invests may adversely affect the Fund, and the performance of such sectors may lag behind the broader market as a whole.
The Fund is also subject to MLP structure risk. Holders of MLP units are subject to certain risks inherent in the structure of MLPs, including (i) tax risks, (ii) the limited ability to elect or remove management or the general partner or managing member, (iii) limited voting rights, except with respect to extraordinary transactions, and (iv) conflicts of interest between the general partner or managing member and its affiliates, on the one hand, and the limited partners or members, on the other hand, including those arising from incentive distribution payments or corporate opportunities.
(I) Indemnifications.  Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts with third-party service providers that contain a variety of representations and warranties and that may provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The Manager believes that the risk of loss in connection with these potential indemnification obligations is remote. However, there can be no assurance that material liabilities related to such obligations will not arise in the future, which could adversely impact the Fund.
Note 3–Fees and Related Party Transactions
(A) Manager and Subadvisor. New York Life Investments, a registered investment adviser and an indirect, wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), serves as the Fund's Manager, pursuant to an Amended and Restated Management Agreement ("Management Agreement"). The Manager provides offices, conducts clerical, recordkeeping and bookkeeping services and keeps most of the financial and accounting records required to be maintained by the Fund. Except for the portion of salaries and expenses that are the responsibility of the Fund, the Manager pays the salaries and expenses of all personnel affiliated with the Fund and certain operational expenses of the Fund. The Fund reimburses New York Life Investments in an amount equal to the portion of the compensation of the Chief Compliance Officer attributable to the Fund. Cushing® Asset Management, LP (“Cushing® Asset Management” or the “Subadvisor”), a registered investment adviser and a wholly-owned investment advisory subsidiary of Swank Capital, serves as the Subadvisor to the Fund and is responsible for the day-to-day portfolio management of the Fund. Pursuant to the terms of a Subadvisory Agreement (“Subadvisory Agreement”) between New York Life Investments and Cushing® Asset Management, New York Life Investments pays for the services of the Subadvisor.
Pursuant to the Management Agreement, the Fund pays the Manager a monthly fee for the services performed and the facilities furnished at an annual rate of the Fund’s average daily net assets as follows: 1.10% up

Notes to Financial Statements (Unaudited) (continued)
to $3 billion and 1.05% over $3 billion. During the six-month period ended May 31, 2024, the effective management fee rate was 1.10%.
During the six-month period ended May 31, 2024, New York Life Investments earned fees from the Fund in the amount of $4,394,998 and paid the Subadvisor fees in the amount of $2,196,686. There were no waived fees and/or reimbursed expenses.
JPMorgan Chase Bank,  N.A. ("JPMorgan") provides sub-administration and sub-accounting services to the Fund pursuant to an agreement with New York Life Investments. These services include calculating the daily NAVs of the Fund, maintaining the general ledger and sub-ledger accounts for the calculation of the Fund's NAVs, and assisting New York Life Investments in conducting various aspects of the Fund's administrative operations. For providing these services to the Fund, JPMorgan is compensated by New York Life Investments.
Pursuant to an agreement between the Trust and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Fund. The Fund will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Fund.
(B) Distribution and Service Fees.  The Trust, on behalf of the Fund, has entered into a distribution agreement with NYLIFE Distributors LLC (the “Distributor”), an affiliate of New York Life Investments. The Fund has adopted distribution plans (the “Plans”) in accordance with the provisions of Rule 12b-1 under the 1940 Act.
Pursuant to the Class A and Investor Class Plans, the Distributor receives a monthly fee from the Class A and Investor Class shares at an annual rate of 0.25% of the average daily net assets of the Class A and Investor Class shares for distribution and/or service activities as designated by the Distributor. Pursuant to the Class C Plan, Class C shares pay the Distributor a monthly distribution fee at an annual rate of 0.75% of the average daily net assets of the Class C shares, along with a service fee at an annual rate of 0.25% of the average daily net assets of the Class C shares, for a total 12b-1 fee of 1.00%. Class I shares are not subject to a distribution and/or service fee.
The Plans provide that the distribution and service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor for distribution of the Fund's shares and service activities.
(C) Sales Charges.  The Fund was advised by the Distributor that the amount of initial sales charges retained on sales of Class A and Investor Class shares during the six-month period ended May 31, 2024, were $1,862 and $94, respectively.
The Fund was also advised that the Distributor retained CDSCs on redemptions of Class A and Class C shares during the six-month period ended May 31, 2024, of $17,941 and $17,192, respectively.
(D) Transfer, Dividend Disbursing and Shareholder Servicing Agent. NYLIM Service Company LLC, an affiliate of New York Life Investments, is the Fund's transfer, dividend disbursing and shareholder servicing agent pursuant to an agreement between NYLIM Service Company LLC and the Trust. NYLIM Service Company LLC has entered into an agreement with SS&C Global Investor & Distribution Solutions, Inc. ("SS&C"), pursuant to which SS&C performs certain transfer agent services on behalf of NYLIM Service Company LLC. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to the Fund’s share classes to a maximum of 0.35% of that share class’s average daily net assets on an annual basis after deducting any applicable Fund or class-level expense reimbursement or small account fees. This agreement will remain in effect until March 31, 2025, and shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board. During the six-month period ended May 31, 2024, transfer agent expenses incurred by the Fund and any reimbursements, pursuant to the aforementioned Transfer Agency expense limitation agreement, were as follows:
Class	Expense	Waived
Class A	$126,992	$—
Investor Class	1,080	—
Class C	59,051	—
Class I	143,719	—
(E) Small Account Fee.  Shareholders with small accounts adversely impact the cost of providing transfer agency services. In an effort to reduce total transfer agency expenses, the Fund has implemented a small account fee on certain types of accounts. As described in the Fund's prospectus, certain shareholders with an account balance of less than $1,000 ($5,000 for Class A share accounts) are charged an annual per account fee of $20 (assessed semi-annually), the proceeds from which offset transfer agent fees as reflected in the Statement of Operations. This small account fee will not apply to certain types of accounts as described further in the Fund’s prospectus.
Note 4-Federal Income Tax
As of May 31, 2024, the cost and unrealized appreciation (depreciation) of the Fund’s investment portfolio, including other financial instruments, as determined on a federal income tax basis, were as follows:
	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Investments in Securities	$480,697,637	$395,984,767	$(6,865,558)	$389,119,209
As of November 30, 2023, for federal income tax purposes, capital loss carryforwards of $180,044,261, as shown in the table below, were available to the extent provided by the regulations to offset future realized gains of the Fund. Accordingly, no capital gains distributions are expected

16	MainStay Cushing® MLP Premier Fund

to be paid to shareholders until net gains have been realized in excess of such amounts.
Capital Loss Available Through	Short-Term Capital Loss Amounts (000’s)	Long-Term Capital Loss Amounts (000’s)
Unlimited	$178,033	$2,011
During the year ended November 30, 2023, the tax character of distributions paid as reflected in the Statements of Changes in Net Assets was as follows:
2023
Distributions paid from:
Ordinary Income	$10,799,965
Return of Capital	56,279,737
Total	$67,079,702
Note 5–Custodian
JPMorgan is the custodian of cash and securities held by the Fund. Custodial fees are charged to the Fund based on the Fund's net assets and/or the market value of securities held by the Fund and the number of certain transactions incurred by the Fund.
Note 6–Line of Credit
The Fund and certain other funds managed by New York Life Investments maintain a line of credit with a syndicate of banks in order to secure a source of funds for temporary purposes to meet unanticipated or excessive redemption requests.
Effective July 25, 2023, under the credit agreement (the “Credit Agreement”), the aggregate commitment amount is $600,000,000 with an additional uncommitted amount of $100,000,000. The commitment fee is an annual rate of 0.15% of the average commitment amount payable quarterly, regardless of usage, to JPMorgan, who serves as the agent to the syndicate. The commitment fee is allocated among the Fund and certain other funds managed by New York Life Investments based upon their respective net assets and other factors. Interest on any revolving credit loan is charged based upon the Federal Funds Rate, Daily Simple Secured Overnight Financing Rate ("SOFR") + 0.10%, or the Overnight Bank Funding Rate, whichever is higher. The Credit Agreement expires on July 23, 2024, although the Fund, certain other funds managed by New York Life Investments and the syndicate of banks may renew the Credit Agreement for an additional year on the same or different terms or enter into a credit agreement with a different syndicate of banks. Prior to July 25, 2023, the aggregate commitment amount and the commitment fee were the same as those under the current Credit Agreement. During the six-month period ended May 31, 2024, there were no borrowings made or outstanding with respect to the Fund under the Credit Agreement.
Note 7–Interfund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund, along with certain other funds managed by New York Life Investments, may participate in an interfund lending program. The interfund lending program provides an alternative credit facility that permits the Fund and certain other funds managed by New York Life Investments to lend or borrow money for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. During the six-month period ended May 31, 2024, there were no interfund loans made or outstanding with respect to the Fund.
Note 8–Purchases and Sales of Securities (in 000’s)
During the six-month period ended May 31, 2024, purchases and sales of securities, other than short-term securities, were $60,915 and $79,615, respectively.
Note 9–Capital Share Transactions
Transactions in capital shares for the six-month period ended May 31, 2024 and the year ended November 30, 2023, were as follows:
Class A	Shares	Amount
Six-month period ended May 31, 2024:
Shares sold	3,298,129	$29,755,004
Shares issued to shareholders in reinvestment of distributions	1,315,061	12,045,696
Shares redeemed	(3,533,680)	(32,031,027)
Net increase (decrease) in shares outstanding before conversion	1,079,510	9,769,673
Shares converted into Class A (See Note 1)	51,719	460,499
Shares converted from Class A (See Note 1)	(6,177)	(57,228)
Net increase (decrease)	1,125,052	$10,172,944
Year ended November 30, 2023:
Shares sold	4,852,459	$40,227,707
Shares issued to shareholders in reinvestment of distributions	2,826,323	23,515,832
Shares redeemed	(7,064,834)	(59,059,381)
Net increase (decrease) in shares outstanding before conversion	613,948	4,684,158
Shares converted into Class A (See Note 1)	216,705	1,806,765
Shares converted from Class A (See Note 1)	(70,159)	(606,438)
Net increase (decrease)	760,494	$5,884,485

Notes to Financial Statements (Unaudited) (continued)
Investor Class	Shares	Amount
Six-month period ended May 31, 2024:
Shares sold	4,994	$47,506
Shares issued to shareholders in reinvestment of distributions	11,564	105,938
Shares redeemed	(26,940)	(240,788)
Net increase (decrease) in shares outstanding before conversion	(10,382)	(87,344)
Shares converted into Investor Class (See Note 1)	2,619	23,841
Shares converted from Investor Class (See Note 1)	(29,611)	(271,616)
Net increase (decrease)	(37,374)	$(335,119)
Year ended November 30, 2023:
Shares sold	33,381	$273,658
Shares issued to shareholders in reinvestment of distributions	29,549	246,201
Shares redeemed	(35,992)	(300,533)
Net increase (decrease) in shares outstanding before conversion	26,938	219,326
Shares converted into Investor Class (See Note 1)	22,208	187,861
Shares converted from Investor Class (See Note 1)	(60,886)	(506,793)
Net increase (decrease)	(11,740)	$(99,606)

Class C	Shares	Amount
Six-month period ended May 31, 2024:
Shares sold	2,196,385	$16,101,442
Shares issued to shareholders in reinvestment of distributions	1,041,566	7,576,028
Shares redeemed	(3,409,499)	(24,788,062)
Net increase (decrease) in shares outstanding before conversion	(171,548)	(1,110,592)
Shares converted from Class C (See Note 1)	(33,281)	(231,722)
Net increase (decrease)	(204,829)	$(1,342,314)
Year ended November 30, 2023:
Shares sold	2,437,852	$16,547,273
Shares issued to shareholders in reinvestment of distributions	2,309,773	15,600,255
Shares redeemed	(5,255,948)	(35,590,435)
Net increase (decrease) in shares outstanding before conversion	(508,323)	(3,442,907)
Shares converted from Class C (See Note 1)	(198,982)	(1,354,505)
Net increase (decrease)	(707,305)	$(4,797,412)

Class I	Shares	Amount
Six-month period ended May 31, 2024:
Shares sold	3,666,149	$36,418,922
Shares issued to shareholders in reinvestment of distributions	1,351,235	13,250,483
Shares redeemed	(3,500,728)	(34,113,376)
Net increase (decrease) in shares outstanding before conversion	1,516,656	15,556,029
Shares converted into Class I (See Note 1)	8,638	86,049
Shares converted from Class I (See Note 1)	(1,067)	(9,823)
Net increase (decrease)	1,524,227	$15,632,255
Year ended November 30, 2023:
Shares sold	4,727,385	$41,935,422
Shares issued to shareholders in reinvestment of distributions	2,952,321	26,148,172
Shares redeemed	(7,864,350)	(69,527,960)
Net increase (decrease) in shares outstanding before conversion	(184,644)	(1,444,366)
Shares converted into Class I (See Note 1)	65,842	606,338
Shares converted from Class I (See Note 1)	(14,958)	(133,228)
Net increase (decrease)	(133,760)	$(971,256)
Note 10–Other Matters
As of the date of this report, the Fund faces a heightened level of risk associated with current uncertainty, volatility and state of economies, financial markets, a high interest rate environment, and labor and health conditions around the world. Events such as war, acts of terrorism, recessions, rapid inflation, the imposition of economic sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Fund's investments. Developments that disrupt global economies and financial markets may magnify factors that affect the Fund's performance.
Note 11–Subsequent Events
In connection with the preparation of the financial statements of the Fund as of and for the six-month period ended May 31, 2024, events and transactions subsequent to May 31, 2024, through the date the financial statements were issued, have been evaluated by the Manager for possible adjustment and/or disclosure. No subsequent events requiring financial statement adjustment or disclosure have been identified.

18	MainStay Cushing® MLP Premier Fund

Changes in and Disagreements with Accountants for Open-End Management Investment Companies
Not applicable.
Proxy Disclosures for Open-End Management Investment Companies
Not applicable.
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included in the Statement of Operations within the Fund’s Financial Statements.

Statement Regarding Basis for Approval of Investment Advisory Agreement and Subadvisory Agreement
The continuation of the Management Agreement with respect to the MainStay Cushing MLP Premier Fund (“Fund”) and New York Life Investment Management LLC (“New York Life Investments”) and the Subadvisory Agreement between New York Life Investments and Cushing Asset Management, LP (“Cushing”) with respect to the Fund (together, “Advisory Agreements”) is subject to annual review and approval by the Board of Trustees of MainStay Funds Trust (“Board” of the “Trust”) in accordance with Section 15 of the Investment Company Act of 1940, as amended (“1940 Act”).  At its December 6–7, 2023 meeting, the Board, including the Trustees who are not an “interested person” (as such term is defined in the 1940 Act) of the Trust (“Independent Trustees”) voting separately, unanimously approved the continuation of each of the Advisory Agreements for a one-year period.
In reaching the decision to approve the continuation of each of the Advisory Agreements, the Board considered information and materials furnished by New York Life Investments and Cushing in connection with an annual contract review process undertaken by the Board that took place at meetings of the Board and its Contracts Committee from September 2023 through December 2023, including information and materials furnished by New York Life Investments and Cushing in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees, which encompassed a variety of topics, including those summarized below.  Information and materials requested by and furnished to the Board for consideration in connection with the contract review process included, among other items, reports on the Fund and “peer funds” prepared by Institutional Shareholder Services Inc. (“ISS”), an independent third-party service provider engaged by the Board to report objectively on the Fund’s investment performance, management fee and total expenses.  The Board also considered information on the fees charged to other investment advisory clients of New York Life Investments and/or Cushing that follow investment strategies similar to those of the Fund, if any, and, when applicable, the rationale for differences in the Fund’s management and subadvisory fees and the fees charged to those other investment advisory clients.  In addition, the Board considered information regarding the legal standards and fiduciary obligations applicable to its consideration of the continuation of each of the Advisory Agreements.  The contract review process, including the structure and format for information and materials provided to the Board, has been developed in consultation with the Board.  The Independent Trustees also met in executive sessions with their independent legal counsel and, for portions thereof, with senior management of New York Life Investments.
The Board’s deliberations with respect to the continuation of each of the Advisory Agreements reflect a year-long process, and the Board also took into account information furnished to the Board and its Committees throughout the year, as deemed relevant and appropriate by the Trustees, including, among other items, reports on investment performance of the Fund and investment-related matters for the Fund as well as presentations from New York Life Investments and, generally annually, Cushing personnel.  In addition, the Board took into account other information provided by New York Life Investments throughout the year, including, among other items, periodic reports on legal and compliance matters, risk management, portfolio turnover, brokerage commissions and non-advisory services provided to the Fund by New York Life Investments, as deemed relevant and appropriate by the Trustees.
In addition to information provided to the Board throughout the year, the Board received information in connection with its June 2023 meeting provided specifically in response to requests prepared on behalf of the Board, and in consultation with the Independent Trustees, by independent legal counsel to the Independent Trustees regarding the Fund’s distribution arrangements.  In addition, the Board received information regarding the Fund’s asset levels, share purchase and redemption activity and the payment of Rule 12b-1 and/or certain other fees by the applicable share classes of the Fund, among other information.
In considering the continuation of each of the Advisory Agreements, the Trustees reviewed and evaluated the information and factors they believed to reasonably be necessary and appropriate in light of legal advice furnished to them by independent legal counsel to the Independent Trustees and through the exercise of their own business judgment.  Although individual Trustees may have weighed certain factors or information differently and the Board did not consider any single factor or information controlling in reaching its decision, the factors that figured prominently in the Board’s consideration of the continuation of each of the Advisory Agreements are summarized in more detail below and include, among other factors: (i) the nature, extent and quality of the services provided to the Fund by New York Life Investments and Cushing; (ii) the qualifications of the portfolio managers of the Fund and the historical investment performance of the Fund, New York Life Investments and Cushing; (iii) the costs of the services provided, and profits realized, by New York Life Investments and Cushing with respect to their relationships with the Fund; (iv) the extent to which economies of scale have been realized or may be realized if the Fund grows and the extent to which any economies of scale have been shared, have benefited or may benefit the Fund’s shareholders; and (v) the reasonableness of the Fund’s management and subadvisory fees and total ordinary operating expenses.  Although the Board recognized that comparisons between the Fund’s fees and expenses and those of other funds are imprecise given different terms of agreements, variations in fund strategies and other factors, the Board considered the reasonableness of the Fund’s management fee and total ordinary operating expenses as compared to the peer funds identified by ISS.  Throughout their considerations, the Trustees acknowledged the commitment of New York Life Investments and its affiliates to serve the MainStay Group of Funds, as well as their capacity, experience, resources, financial stability and reputations.  The Trustees also acknowledged the entrepreneurial and other risks assumed by New York Life Investments in sponsoring and managing the Fund.  With respect to the Subadvisory Agreement, the Board took into account

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New York Life Investments’ recommendation to approve the continuation of the Subadvisory Agreement.
The Trustees noted that, throughout the year, the Trustees are afforded an opportunity to ask questions of, and request additional information or materials from, New York Life Investments and Cushing.  The Board’s decision with respect to each of the Advisory Agreements may have also been based, in part, on the Board’s knowledge of New York Life Investments and Cushing resulting from, among other things, the Board’s consideration of each of the Advisory Agreements in prior years, the advisory agreements for other funds in the MainStay Group of Funds, the Board’s review throughout the year of the performance and operations of other funds in the MainStay Group of Funds and each Trustee’s business judgment and industry experience.  In addition to considering the above-referenced factors, the Board observed that in the marketplace there are a range of investment options available to investors and that the Fund’s shareholders, having had the opportunity to consider other investment options, have invested in the Fund.
The factors that figured prominently in the Board’s decision to approve the continuation of each of the Advisory Agreements during the Board’s December 6–7, 2023 meeting are summarized in more detail below. Nature, Extent and Quality of Services Provided by New York Life Investments and Cushing
The Board examined the nature, extent and quality of the services that New York Life Investments provides to the Fund.  The Board evaluated New York Life Investments’ experience and capabilities in serving as manager of the Fund and considered that the Fund operates in a “manager-of-managers” structure.  The Board also considered New York Life Investments’ responsibilities and services provided pursuant to this structure, including overseeing the services provided by Cushing, evaluating the performance of Cushing, making recommendations to the Board as to whether the Subadvisory Agreement should be renewed, modified or terminated and periodically reporting to the Board regarding the results of New York Life Investments’ evaluation and monitoring functions.  The Board noted that New York Life Investments manages other mutual funds, serves a variety of other investment advisory clients, including other pooled investment vehicles, and has experience overseeing mutual fund service providers, including subadvisors.  The Board considered the experience of senior personnel at New York Life Investments providing management and administrative and other non-advisory services to the Fund.  The Board observed that New York Life Investments devotes significant resources and time to providing management and administrative and other non-advisory services to the Fund, including New York Life Investments’ oversight and due diligence reviews of Cushing and ongoing analysis of, and interactions with, Cushing with respect to, among other things, the Fund’s investment performance and risks as well as Cushing’s investment capabilities and subadvisory services with respect to the Fund.
The Board also considered the range of services that New York Life Investments provides to the Fund under the terms of the Management Agreement, including: (i) fund accounting and ongoing supervisory services provided by New York Life Investments’ Fund Administration and Accounting Group; (ii) investment supervisory and analytical services provided by New York Life Investments’ Investment Consulting Group; (iii) compliance services provided by the Trust’s Chief Compliance Officer as well as New York Life Investments’ compliance department, including supervision and implementation of the Fund’s compliance program; (iv) legal services provided by New York Life Investments’ Office of the General Counsel; and (v) risk management monitoring and analysis by compliance and investment personnel.  In addition, the Board considered New York Life Investments’ willingness to invest in personnel and other resources, such as cyber security, information security and business continuity planning, that may benefit the Fund and noted that New York Life Investments is responsible for compensating the Trust’s officers, except for a portion of the salary of the Trust’s Chief Compliance Officer.  The Board recognized that New York Life Investments provides certain other non-advisory services to the Fund and has over time provided an increasingly broad array of non-advisory services to the MainStay Group of Funds as a result of regulatory and other developments.
The Board also examined the range, and the nature, extent and quality, of the investment advisory services that Cushing provides to the Fund and considered the terms of each of the Advisory Agreements.  The Board evaluated Cushing’s experience and performance in serving as subadvisor to the Fund and advising other portfolios and Cushing’s track record and experience in providing investment advisory services as well as the experience of investment advisory, senior management and/or administrative personnel at Cushing.  The Board considered New York Life Investments’ and Cushing’s overall resources, legal and compliance environment, capabilities, reputation, financial condition and history.  In addition to information provided in connection with quarterly meetings with the Trust’s Chief Compliance Officer, the Board considered information regarding the compliance policies and procedures of New York Life Investments and Cushing and acknowledged their commitment to further developing and strengthening compliance programs that may relate to the Fund.  The Board also considered Cushing’s ability to recruit and retain qualified investment professionals and willingness to invest in personnel and other resources that may benefit the Fund.  In this regard, the Board considered the qualifications and experience of the Fund’s portfolio managers, the number of accounts managed by the portfolio managers and the method for compensating the portfolio managers.
In addition, the Board considered information provided by New York Life Investments and Cushing regarding their respective business continuity and disaster recovery plans.
Based on these considerations, among others, the Board concluded that the Fund would likely continue to benefit from the nature, extent and quality of these services.Investment Performance
In evaluating the Fund’s investment performance, the Board considered investment performance results over various periods in light of the Fund’s investment objective, strategies and risks.  The Board considered investment reports on, and analysis of, the Fund’s performance provided to the Board throughout the year.  These reports include, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to a relevant investment category and the Fund’s benchmarks, the Fund’s risk-adjusted investment performance and the Fund’s investment performance as compared to peer funds, as appropriate, as well as portfolio attribution information and commentary on the effect of market conditions.  The Board also considered information provided by ISS showing the investment performance of the Fund as compared to peer funds.  In addition, the Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.
The Board also took into account its discussions with senior management at New York Life Investments concerning the Fund’s investment performance over various periods as well as discussions between a representative of Cushing and the members of the Board’s Investment Committee, which generally occur on an annual basis.
Based on these considerations, among others, the Board concluded that its review of the Fund’s investment performance and related information supported a determination to approve the continuation of each of the Advisory Agreements.Costs of the Services Provided, and Profits and Other Benefits Realized, by New York Life Investments and Cushing
The Board considered the costs of the services provided under each of the Advisory Agreements.  The Board also considered the profitability of New York Life Investments and its affiliates and Cushing due to their relationships with the Fund as well as of New York Life Investments and its affiliates due to their relationships with the MainStay Group of Funds.  With respect to the profitability of Cushing’s relationship with the Fund, the Board considered information from New York Life Investments that Cushing’s subadvisory fee reflected an arm’s-length negotiation and that this fee is paid by New York Life Investments, not the Fund, and the relevance of Cushing’s profitability was considered by the Trustees in that context.  On this basis, the Board primarily considered the costs and profitability for New York Life Investments and its affiliates with respect to the Fund.
In addition, the Board acknowledged the difficulty in obtaining reliable comparative data about mutual fund managers’ profitability because such information generally is not publicly available and may be impacted by numerous factors, including the structure of a fund manager’s organization, the types of funds it manages, the methodology used to allocate certain fixed costs to specific funds and the manager’s capital structure and costs of capital.
In evaluating the costs of the services provided by New York Life Investments and Cushing, and profitability of New York Life Investments and its affiliates and Cushing due to their relationships with the Fund, the Board considered, among other factors, New York Life Investments’ and its affiliates’ and Cushing’s continuing investments in, or willingness to invest in, personnel and other resources that may support and further enhance the management of the Fund, and that New York Life Investments is responsible for paying the subadvisory fee for the Fund.  The Board also considered the financial resources of New York Life Investments and Cushing and acknowledged that New York Life
Investments and Cushing must be in a position to recruit and retain experienced professional personnel and to maintain a strong financial position for New York Life Investments and Cushing to continue to provide high-quality services to the Fund.  The Board recognized that the Fund benefits from the allocation of certain fixed costs among the funds in the MainStay Group of Funds, among other expected benefits resulting from its relationship with New York Life Investments.
The Board considered information regarding New York Life Investments’ methodology for calculating profitability and allocating costs provided by New York Life Investments in connection with the fund profitability analysis presented to the Board.  The Board concluded that New York Life Investments’ methods for allocating costs and procedures for estimating overall profitability of the relationship with the funds in the MainStay Group of Funds were reasonable.  The Board recognized the difficulty in calculating and evaluating a manager’s profitability with respect to the Fund and considered that other profitability methodologies may also be reasonable.
The Board also considered certain fall-out benefits that may be realized by New York Life Investments and its affiliates and Cushing and its affiliates due to their relationships with the Fund, including reputational and other indirect benefits.  The Board recognized, for example, the benefits to Cushing from legally permitted “soft-dollar” arrangements by which brokers provide research and other services to Cushing in exchange for commissions paid by the Fund with respect to trades in the Fund’s portfolio securities.  In this regard, the Board also requested and considered information from New York Life Investments concerning other material business relationships between Cushing and its affiliates and New York Life Investments and its affiliates. In addition, the Board considered its review of the management agreement for a money market fund advised by New York Life Investments and an affiliated subadvisor that serves as an investment option for the Fund, including the potential rationale for and costs associated with investments in this money market fund by the Fund, if any, and considered information from New York Life Investments that the nature and type of specific investment advisory services provided to this money market fund are distinct from, or in addition to, the investment advisory services provided to the Fund.
The Board observed that, in addition to fees earned by New York Life Investments under the Management Agreement for managing the Fund, New York Life Investments’ affiliates also earn revenues from serving the Fund in various other capacities, including as the Fund’s transfer agent and distributor.  The Board considered information about these other revenues and their impact on the profitability of the relationship with the Fund to New York Life Investments and its affiliates.  The Board noted that, although it assessed the overall profitability of the relationship with the Fund to New York Life Investments and its affiliates as part of the contract review process, when considering the reasonableness of the fee paid to New York Life Investments under the Management Agreement, the Board considered the profitability of New York Life Investments’ relationship with the Fund on a pre-tax basis and without regard to distribution expenses incurred by New York Life Investments from its own resources.
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After evaluating the information deemed relevant by the Trustees, the Board concluded that any profits realized by New York Life Investments and its affiliates due to their relationships with the Fund were not excessive, other expected benefits that may accrue to New York Life Investments and its affiliates are reasonable and other expected benefits that may accrue to Cushing and its affiliates are consistent with those expected for a subadvisor to a mutual fund.  With respect to Cushing, the Board considered that any profits realized by Cushing due to its relationship with the Fund are the result of arm’s-length negotiations between New York Life Investments and Cushing, acknowledging that any such profits are based on the subadvisory fee paid to Cushing by New York Life Investments, not the Fund.Management and Subadvisory Fees and Total Ordinary Operating Expenses
The Board evaluated the reasonableness of the fee paid under each of the Advisory Agreements and the Fund’s total ordinary operating expenses.  With respect to the management fee and subadvisory fee, the Board primarily considered the reasonableness of the management fee paid by the Fund to New York Life Investments because the subadvisory fee paid to Cushing is paid by New York Life Investments, not the Fund.  The Board also considered the reasonableness of the subadvisory fee paid by New York Life Investments and the amount of the management fee retained by New York Life Investments.
In assessing the reasonableness of the Fund’s fees and expenses, the Board primarily considered comparative data provided by ISS on the fees and expenses of similar mutual funds managed by other investment advisers.  The Board reviewed the methodology used by ISS to construct the group of peer funds for comparative purposes.  In addition, the Board considered information provided by New York Life Investments and Cushing on fees charged to other investment advisory clients, including institutional separate accounts and/or other funds, that follow investment strategies similar to those of the Fund, if any.  The Board considered the contractual management fee schedule for the Fund as compared to those for such other investment advisory clients, taking into account the rationale for differences in fee schedules.  The Board also took into account information provided by New York Life Investments about the more extensive scope of services provided to registered investment companies, such as the Fund, as compared with other investment advisory clients.  Additionally, the Board considered the impact of contractual breakpoints, voluntary waivers and expense limitation arrangements on the Fund’s net management fee and expenses.  The Board also considered that in proposing fees for the Fund, New York Life Investments considers the competitive marketplace for mutual funds.
The Board took into account information from New York Life Investments, as provided in connection with the Board’s June 2023 meeting, regarding the reasonableness of the Fund’s transfer agent fee schedule, including industry data demonstrating that the fees that NYLIM Service Company LLC, an affiliate of New York Life Investments and the Fund’s transfer agent, charges the Fund are within the range of fees charged by transfer agents to other mutual funds.  In addition, the Board considered NYLIM Service Company LLC’s profitability in connection with the transfer agent services it provides to the Fund.  The Board also took into account information provided by NYLIM Service Company LLC regarding the sub-transfer agency payments it made to intermediaries in connection with the provision of sub-transfer agency services to the Fund.
The Board considered the extent to which transfer agent fees contributed to the total expenses of the Fund.  The Board acknowledged the role that the MainStay Group of Funds historically has played in serving the investment needs of New York Life Insurance Company customers, who often maintain smaller account balances than other shareholders of funds, and the impact of small accounts on the expense ratios of Fund share classes.  The Board also recognized measures that it and New York Life Investments have taken that are intended to mitigate the effect of small accounts on the expense ratios of Fund share classes, including through the imposition of an expense limitation on net transfer agency expenses.  The Board also considered that NYLIM Service Company LLC had waived its contractual cost of living adjustments during certain years.
Based on the factors outlined above, among other considerations, the Board concluded that the Fund’s management fee and total ordinary operating expenses are within a range that is competitive and support a conclusion that these fees and expenses are reasonable.Economies of Scale
The Board considered information regarding economies of scale, including whether economies of scale may exist with respect to the Fund and whether the Fund’s management fee and expense structure permits any economies of scale to be appropriately shared with the Fund’s shareholders.  The Board also considered a report from New York Life Investments, previously prepared at the request of the Board, that addressed economies of scale, including with respect to the mutual fund business generally, and the various ways in which the benefits of economies of scale may be shared with the funds in the MainStay Group of Funds.  Although the Board recognized the difficulty of determining economies of scale with precision, the Board acknowledged that economies of scale may be shared with the Fund in a number of ways, including, for example, through the imposition of fee breakpoints, initially setting management fee rates at scale or making additional investments to enhance the services provided to the Fund.  The Board reviewed information from New York Life Investments showing how the Fund’s management fee schedule compared to fee schedules of other funds and accounts managed by New York Life Investments.  The Board also reviewed information from ISS showing how the Fund’s management fee schedule compared with fees paid for similar services by peer funds at varying asset levels.
Based on this information, the Board concluded that economies of scale are appropriately shared for the benefit of the Fund’s shareholders through the Fund’s management fee and expense structure and other methods to share benefits from economies of scale. Conclusion
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Trustees, and the evaluation thereof, the Board, including the Independent Trustees voting separately, unanimously voted to approve the continuation of each of the Advisory Agreements.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

See Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

See Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

Since the Registrant’s last response to this Item, there have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 16.	Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) (the “Disclosure Controls”), as of a date within 90 days prior to the filing date (the “Filing Date”) of this Form N-CSR (the “Report”), the Registrant’s principal executive officer and principal financial officer have concluded that the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d)) under the Investment Company Act of 1940 that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19.	Exhibits.

(a)	Section 302 Certifications are attached.

(b)	Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	August 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

Date:	August 5, 2024

By:	/s/ Jack R. Benintende
Jack R. Benintende
Treasurer and Principal Financial and Accounting Officer

Date:	August 5, 2024